The rollforward of the granted options and shares for the nine-month period ended on September 30, 2021, is presented as follows: (Details) - Number Number in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options as of (Beginning)	[1]	7,873,348
Outstanding options as of (Beginning)		6,271,054	7,873,348	[1]
Outstanding options as of (Ending)		6,271,054	7,873,348	[1]
Issued Grant July 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options as of (Beginning)			2,883,737
Outstanding options as of (Beginning)
Exercised On June 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised/Delivered			(457,939)
Exercised On September 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised/Delivered			(18,237)
Exercised On July 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised/Delivered			(113,957)
Exercised On June 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised/Delivered			(114,271)
Forfeiture Grant Of July 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeiture	[2]	(118,824)
Forfeiture Grant Of June 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeiture	[2]	(838,436)
Forfeiture Grant Of July 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeiture	[2]	(275,372)
Forfeiture Grant Of June 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeiture	[2]	(113,582)
Forfeiture Grant Of October 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeiture	[2]	(15,083)
Expired Grant Of May 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options expired in share-based payment arrangement		(1,145,330)
Expired Grant Of April 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options expired in share-based payment arrangement		(1,275,000)

[1]	Includes stock options outstanding on December 31, 2020, as presented in the financial statements for the year of 2020.
[2]	The forfeitures are related to the resignation of eligible executive before the end of the vesting period.